                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

             Report of the Calendar Quarter Ending March 31, 2009

                      If amended report check here:
                                                     --------

Name of Institutional Investment Manager:

Appleton Partners, Inc.            S.E.C. File Number 28-6694

Business Address:

     45 Milk Street             Boston                MA             02109
------------------------  -------------------  -----------------  ------------
         Street                  City                State            Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President              (617) 338-0700

ATTENTION  -   Intentional misstatements of omissions of facts constitute
               Federal Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C.
               78ff(a).

       The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

       Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 4th day May 2009.

                                    Appleton Partners, Inc.
                                    ------------------------------------------
                                    (Name of Institutional Investment Mgr.)


                                    /s/ Douglas C. Chamberlain
                                    ------------------------------------------
                                    By:  Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  97
Form 13F Information Table Value Total:  133,131,770

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.             Form 13F file number             Name

----            ---------------------            ---------------------

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group
31-Mar-09

                                                                               Investment Discretion     Voting Authority
                                                                               ---------------------  ----------------------
                            Security                                           Sole    Shared  Other  Sole    Shared   None
Security                    Type         Cusip     Market Value     Quantity   (A)     (B)     (C)    (A)     (B)      (C)
-------------------------   ------------ --------- ---------------- ---------  ----    ------  -----  ----    ------   -----
Master Group
------------
ABBOTT LABS COM             COMMON STOCK 002824100 $   1,174,326.00     24619  X                      X
ACTIVISION BLIZZARD IN
  COM                       COMMON STOCK 00507V109 $   2,665,846.00    254861  X                      X
AGRIUM INC COM              COMMON STOCK 008916108 $   1,579,878.00     44143  X                      X
AMETEK INC NEW COM          COMMON STOCK 031100100 $   2,992,320.00     95693  X                      X
AMPHENOL CORP NEW CL A      COMMON STOCK 032095101 $   1,172,107.00     41141  X                      X
ANSYS INC COM               COMMON STOCK 03662Q105 $   3,229,140.00    128651  X                      X
APACHE CORP COM             COMMON STOCK 037411105 $     675,509.00     10540  X                      X
APOLLO GROUP INC CL A       COMMON STOCK 037604105 $   1,330,983.00     16992  X                      X
APPLE, INC.                 COMMON STOCK 037833100 $   3,454,769.00     32865  X                      X
APPLETON EQUITY GROWTH
  FUND                      MUTUAL FUNDS 038042107 $   2,367,423.00    465113  X                      X
ARCHER DANIELS MIDLAND
  COM                       COMMON STOCK 039483102 $     315,997.00     11375  X                      X
AT&T INC COM                COMMON STOCK 00206R102 $   1,882,440.00     74700  X                      X
BAKER HUGHES INC COM        COMMON STOCK 057224107 $     454,744.00     15928  X                      X
BANK OF AMERICA CORP COM    COMMON STOCK 060505104 $   1,057,482.00    155056  X                      X
BAXTER INTL INC COM         COMMON STOCK 071813109 $     813,169.00     15876  X                      X
BECTON DICKINSON & CO COM   COMMON STOCK 075887109 $   3,563,854.00     53002  X                      X
BP PLC SPONSORED ADR        COMMON STOCK 055622104 $     438,975.00     10947  X                      X
BRISTOL MYERS SQUIBB COM    COMMON STOCK 110122108 $     268,191.00     12235  X                      X
CATERPILLAR INC DEL COM     COMMON STOCK 149123101 $   2,248,264.00     80410  X                      X
CERNER CORP COM             COMMON STOCK 156782104 $     758,043.00     17240  X                      X
CHEVRONTEXACO CORP COM      COMMON STOCK 166764100 $     899,133.00     13372  X                      X
CISCO SYS INC COM           COMMON STOCK 17275R102 $   2,245,033.00    133872  X                      X
CITIGROUP INC COM           COMMON STOCK 172967101 $     105,541.00     41716  X                      X
COCA COLA CO COM            COMMON STOCK 191216100 $     824,370.00     18757  X                      X
COLGATE PALMOLIVE CO COM    COMMON STOCK 194162103 $     800,889.00     13579  X                      X

                                                                               Investment Discretion     Voting Authority
                                                                               ---------------------  ----------------------
                            Security                                           Sole    Shared  Other  Sole    Shared   None
Security                    Type         Cusip     Market Value     Quantity   (A)     (B)     (C)    (A)     (B)      (C)
-------------------------   ------------ --------- ---------------- ---------  ----    ------  -----  ----    ------   -----
COSTCO WHSL CORP NEW COM    COMMON STOCK 22160K105 $     440,596.00      9512  X                      X
CVS CAREMARK CORPORATION    COMMON STOCK 126650100 $     945,106.00     34380  X                      X
DEERE & CO COM              COMMON STOCK 244199105 $     401,901.00     12227  X                      X
DISNEY WALT CO COM DISNEY   COMMON STOCK 254687106 $     379,272.00     20885  X                      X
E M C CORP MASS COM         COMMON STOCK 268648102 $   1,171,019.00    102721  X                      X
ECOLAB INC COM              COMMON STOCK 278865100 $   3,851,453.00    110897  X                      X
ENERGAS RES INC COM         COMMON STOCK 29265E108 $       1,200.00     20000  X                      X
EXPRESS SCRIPTS INC COM     COMMON STOCK 302182100 $   1,594,943.00     34545  X                      X
EXXON MOBIL CORP COM        COMMON STOCK 30231G102 $   9,353,246.00    137346  X                      X
FEDERATED EQUITY FDS
  KAUFMANN CL A             MUTUAL FUNDS 314172677 $     253,197.00     75808  X                      X
FEDERATED EQUITY FDS MKT
  OPPOR FD A                MUTUAL FUNDS 314172743 $     292,582.00     26941  X                      X
FEDERATED INVS INC PA CL
  B                         COMMON STOCK 314211103 $     210,357.00      9450  X                      X
FEDERATED MDT SER ALLCAP
  COR INS                   MUTUAL FUNDS 31421R304 $     221,921.00     26834  X                      X
FEDERATED STK TR SH BEN
  INT                       MUTUAL FUNDS 313900102 $     297,705.00     20088  X                      X
FIDELITY DEVONSHIRE TR
  MID-CAP STK FD            MUTUAL FUNDS 316128404 $     464,818.00     31470  X                      X
FIDELITY MT VERNON STR
  GROWTH CO FD              MUTUAL FUNDS 316200104 $     600,068.00     12580  X                      X
FORUM FDS INC JORDAN
  OPPTY                     MUTUAL FUNDS 349903187 $     241,425.00     32625  X                      X
FREEPORT-MCMORAN COP&G
  CL B                      COMMON STOCK 35671D857 $   3,063,815.00     80394  X                      X
GENERAL ELEC CO COM         COMMON STOCK 369604103 $   1,756,956.00    173784  X                      X
GILEAD SCIENCES INC COM     COMMON STOCK 375558103 $   3,616,110.00     78068  X                      X
GOLDMAN SACHS GROUP COM     COMMON STOCK 38141G104 $   2,148,919.00     20269  X                      X
GOOGLE INC CL A             COMMON STOCK 38259P508 $     233,200.00       670  X                      X
HECLA MNG CO COM            COMMON STOCK 422704106 $      20,000.00     10000  X                      X
HOME DEPOT INC COM          COMMON STOCK 437076102 $     318,178.00     13505  X                      X
INTEL CORP COM              COMMON STOCK 458140100 $   2,024,721.00    134712  X                      X
INTERNATIONAL BUS MACH
  COM                       COMMON STOCK 459200101 $   3,938,772.00     40652  X                      X
ISHARES TR NASDQ BIO INDX   COMMON STOCK 464287556 $     342,698.00      5165  X                      X
J P MORGAN CHASE & CO COM   COMMON STOCK 46625H100 $     232,309.00      8740  X                      X
JOHNSON & JOHNSON COM       COMMON STOCK 478160104 $   4,660,044.00     88594  X                      X
KELLOGG CO COM              COMMON STOCK 487836108 $     460,879.00     12582  X                      X
MARKET VECTORS ETF TR
  AGRIBUS ETF               COMMON STOCK 57060U605 $     505,758.00     17865  X                      X
MCDERMOTT INTL INC COM      COMMON STOCK 580037109 $   1,562,546.00    116695  X                      X
MCDONALDS CORP COM          COMMON STOCK 580135101 $   5,701,910.00    104488  X                      X
MEDCO HEALTH SOLUTIONS
  COM                       COMMON STOCK 58405U102 $     238,780.00      5776  X                      X
MERCK & CO INC COM          COMMON STOCK 589331107 $     649,838.00     24293  X                      X
MFS SER TR X INTL DIVERS
  I                         MUTUAL FUNDS 55273G298 $     120,896.00     15037  X                      X
MICROSOFT CORP COM          COMMON STOCK 594918104 $   3,015,344.00    164145  X                      X

                                                                               Investment Discretion     Voting Authority
                                                                               ---------------------  ----------------------
                            Security                                           Sole    Shared  Other  Sole    Shared   None
Security                    Type         Cusip     Market Value     Quantity   (A)     (B)     (C)    (A)     (B)      (C)
------------------------    ------------ --------- ---------------- ---------  ----    ------  -----  ----    ------   -----
MONSANTO CO NEW COM         COMMON STOCK 61166W101 $   1,191,322.00     14336  X                      X
OCCIDENTAL PETE CP DEL
  COM                       COMMON STOCK 674599105 $     205,849.00      3699  X                      X
OMNICOM GROUP INC COM       COMMON STOCK 681919106 $     257,985.00     11025  X                      X
ORACLE CORP COM             COMMON STOCK 68389X105 $   1,080,839.00     59814  X                      X
PEOPLES S&P MIDCAP IDX
  COM                       MUTUAL FUNDS 712223106 $     189,098.00     12416  X                      X
PEPSICO INC COM             COMMON STOCK 713448108 $   4,189,700.00     81385  X                      X
PFIZER INC COM              COMMON STOCK 717081103 $     526,018.00     38621  X                      X
PRAXAIR INC COM             COMMON STOCK 74005P104 $   3,754,311.00     55793  X                      X
PRECISION CASTPARTS CP
  COM                       COMMON STOCK 740189105 $     331,846.00      5540  X                      X
PRICE T ROWE GROUP INC
  COM                       COMMON STOCK 74144T108 $   2,081,614.00     72128  X                      X
PROCTER & GAMBLE CO COM     COMMON STOCK 742718109 $   5,358,818.00    113799  X                      X
QUALCOMM INC COM            COMMON STOCK 747525103 $   1,023,450.00     26303  X                      X
ROPER INDS INC NEW COM      COMMON STOCK 776696106 $   1,625,156.00     38284  X                      X
ROYAL DUTCH SHELL PLC
  SPONS ADR A               COMMON STOCK 780259206 $     253,485.00      5722  X                      X
SCHEIN HENRY INC COM        COMMON STOCK 806407102 $     313,921.00      7850  X                      X
SCHLUMBERGER LTD COM        COMMON STOCK 806857108 $   3,211,011.00     79050  X                      X
SCOTTS MIRACLE GRO CO       COMMON STOCK 810186106 $     210,282.00      6060  X                      X
SMITH INTL INC COM          COMMON STOCK 832110100 $     252,605.00     11760  X                      X
STRYKER CORP COM            COMMON STOCK 863667101 $     593,998.00     17450  X                      X
TARGET CORP COM             COMMON STOCK 87612E106 $     417,495.00     12140  X                      X
TEMPLETON INCOME TR
  GLOBAL BD FD C            MUTUAL FUNDS 880208301 $     154,372.00     13907  X                      X
TEVA PHARMACEUTCL INDS
  ADR                       COMMON STOCK 881624209 $   3,248,826.00     72116  X                      X
TRANSOCEAN LTD ZUG NAMEN
  AKT                       COMMON STOCK H8817H100 $     833,704.00     14169  X                      X
UNITED TECHNOLOGIES CP
  COM                       COMMON STOCK 913017109 $     484,814.00     11280  X                      X
VCA ANTECH INC COM          COMMON STOCK 918194101 $     343,324.00     15225  X                      X
VERIZON COMMUNICATIONS
  COM                       COMMON STOCK 92343V104 $   1,580,306.00     52328  X                      X
VISA, INC.                  COMMON STOCK 92826C839 $   2,054,531.00     36952  X                      X
VULCAN MATLS CO COM         COMMON STOCK 929160109 $     952,855.00     21514  X                      X
WABTEC CORP COM             COMMON STOCK 929740108 $     467,691.00     17729  X                      X
WAL MART STORES INC COM     COMMON STOCK 931142103 $     416,696.00      7998  X                      X
WEATHERFORD INTL LTD COM    COMMON STOCK G95089101 $     126,430.00     11421  X                      X
WELLS FARGO & CO NEW COM    COMMON STOCK 949746101 $   1,283,764.00     90152  X                      X
WYETH COM                   COMMON STOCK 983024100 $     200,868.00      4667  X                      X
XTO ENERGY INC COM          COMMON STOCK 98385X106 $     928,368.00     30319  X                      X
ZIMMER HLDGS INC COM        COMMON STOCK 98956P102 $     335,508.00      9192  X                      X
                                                   ----------------
                                                   $ 133,131,770.00

                                                                       Investment Discretion     Voting Authority
                                                                       ---------------------  ----------------------
                            Security                                   Sole    Shared  Other  Sole    Shared   None
Security                    Type     Cusip Market Value     Quantity   (A)     (B)     (C)    (A)     (B)      (C)
------------------------    -------- ----- ---------------- ---------  ----    ------  -----  ----    ------   -----
                                           ----------------
TOTAL PORTFOLIO                            $ 133,131,770.00
                                           ================